Debt - Schedule of Short Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 17, 2022	Sep. 09, 2022	Mar. 16, 2022	Dec. 31, 2021	Mar. 18, 2020
Debt Instrument [Line Items]
Total Short-Term Debt	$ 13,643				$ 3,490
Debt instrument, interest rate, stated percentage						10.00%
March 2020 10% Note
Debt Instrument [Line Items]
Notes payable, current	$ 0				3,251
Debt instrument, interest rate, stated percentage	10.00%	10.00%	10.00%	10.00%		10.00%
July 2022 Promissory Note (net of $760 debt discount)
Debt Instrument [Line Items]
Notes payable, current	$ 6,045				0
Debt instrument, discount	760
Dec 2022 Promissory Note (net of $1,880 debt discount)
Debt Instrument [Line Items]
Notes payable, current	6,520				0
Debt instrument, discount	1,880
Third party note payable
Debt Instrument [Line Items]
Notes payable, current	$ 1,078				$ 239